3. Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 3 – RELATED PARTY TRANSACTIONS

The Company previously purchased certain cultivation products from Bravo Lighting, LLC (d/b/a Bravo Enterprises) (“Bravo”) and Enviro-Glo, LLC (“Enviro-Glo”), manufacturers and distributors of commercial building lighting and other product solutions with common control by the Company’s two major shareholders, Bradley Nattrass and Octavio Gutierrez. Purchases from Bravo and Enviro-Glo totaled $0 and $43,912 for the nine months ended September 30, 2020 and 2019, respectively, and $0 and $7,442 for the three months ended September 30, 2020 and 2019, respectively. There were no outstanding receivables from Bravo and Enviro-Glo as of September 30, 2020 and December 31, 2019. Net outstanding payables incurred for purchases of inventory and other services to Bravo and Enviro-Glo as of September 30, 2020 and December 31, 2019 were $0 and $8,570, respectively.

The Company has made payments to Cloud 9 Support, LLC (“Cloud 9”), a company owned by James Lowe, a director, shareholder, and debt holder. Payments to Cloud 9 were $0 and $75,617 during the nine months ended September 30, 2020 and 2019, respectively, and $0 and $24,368 during the three months ended September 30, 2020 and 2019, respectively. Cloud 9 also purchases materials from the Company. Total sales to Cloud 9 from the Company were $359,562 and $229,688 during the nine months ended September 30, 2020 and 2019, respectively, and $112,405 and $103,088 during the three months ended September 30, 2020 and 2019, respectively. Outstanding receivables from Cloud 9 as of September 30, 2020 and December 31, 2019 totaled $9,772 and $49,659, respectively. Net outstanding payables to Cloud 9 as of September 30, 2020 and December 31, 2019 were $0 and $16,402, respectively.

In October 2018, the Company received a $1,000,000, unsecured, interest only, promissory note (the “Promissory Note”) from Cloud 9. The Promissory Note was originally due April 30, 2019. The Promissory Note is personally guaranteed by the Company’s largest shareholders, Bradley Nattrass, who is the Company’s Chairman and Chief Executive Officer, and Octavio Gutierrez, a former officer and director of the Company. The Promissory Note includes additional consideration of 30,000 options at an exercise price of $1.20 per share. Under the initial terms of the Promissory Note, the interest rate was 12.0% per year with interest payable monthly. In May 2019, the due date of the Promissory Note was extended to December 31, 2019 and the interest rate was decreased to 9.0% per year payable monthly. In connection with the execution of the Credit Agreement (see Note 9 – Debt) on February 21, 2020, the Company entered into an agreement to amend the Promissory Note (the “Amending Agreement”). Pursuant to the Amending Agreement, Cloud 9 agreed to extend the maturity date of the Promissory Note from December 31, 2019 to the date which is the earlier of 60 days following the date: (a) on which demand for repayment is made by the Lender under the Credit Agreement; or (b) which is the maturity date of the Credit Agreement. As part of the Amending Agreement, the Company issued 100,000 shares of Common Stock to James Lowe as designee of Cloud 9.

NOTE 3 – RELATED PARTY TRANSACTIONS

In October 2018, the Company received a $1,000,000, unsecured, interest only, promissory note (the “Promissory Note”) from Cloud9 Support Inc. (“Cloud9”), an entity owned 100% by James Lowe, a director of the Company. The Promissory Note was originally due April 30, 2019. The Promissory Note is personally guaranteed by the Company’s two majority shareholders, Bradley Nattrass, who is the Company’s Chairman and Chief Executive Officer, and Octavio Gutierrez, a director and former officer of the Company. The Promissory Note includes additional consideration of 30,000 options at an exercise price of $1.20 per share. Under the initial terms of the Promissory Note, the interest rate was 12.0% per year with interest payable monthly. In May 2019, the due date of the Promissory Note was extended to December 31, 2019 and the interest rate was decreased to 9.0% per year payable monthly. In connection with the execution of the Credit Agreement (see Note 17), on February 21, 2020, the Company entered into an agreement to amend the Promissory Note (the “Amending Agreement”). Pursuant to the Amending Agreement, Cloud9 agreed to extend the maturity date of the Promissory Note from December 31, 2019 to the date which is the earlier of 60 days following the date: (a) on which demand for repayment is made by the Lender under the Credit Agreement; or (b) which is the Maturity Date of the Credit Agreement.

The Company purchases some cultivation products from Bravo Lighting, LLC (d/b/a Bravo Enterprises) (“Bravo”) and Enviro-Glo, LLC (“Enviro-Glo”), manufacturers and distributors of commercial building lighting and other product solutions with common control by the Company’s two major shareholders, Bradley Nattrass and Octavio Gutierrez. Purchases from Bravo and Enviro-Glo totaled $45,129 and $276,443 for the years ended 2019 and 2018, respectively. Outstanding receivables from Bravo and Enviro-Glo for the years ended 2019 and 2018 totaled $0 and $43,120, respectively. Net outstanding payables incurred for purchases of inventory and other services to Bravo and Enviro-Glo as of December 31, 2019 and 2018, was $8,570 and $5,562, respectively.

The Company has purchased goods from Cloud 9 Support, LLC (“Cloud 9”), a company owned by James Lowe, a director, shareholder, and debt holder. Purchases from Cloud 9 were $97,329 and $84,746 during the years ended 2019 and 2018, respectively. Cloud 9 also purchases materials from the Company for use with their customers. Total sales to Cloud 9 from the Company were $392,963 and $273,760 during the years ended 2019 and 2018, respectively. Outstanding receivables from Cloud 9 as of December 31, 2019 and 2018 totaled $49,659 and $79,235, respectively. Net outstanding payables for purchases of inventory and other services to Cloud 9 as of December 31, 2019 and 2018, totaled $16,402 and $13,240, respectively.